Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Entity Central Index Key	0000896435
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Invesco V.I. U.S. Government Money Portfolio Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. U.S. Government Money Portfolio
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. U.S. Government Money Portfolio (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. U.S. Government Money Portfolio (Series II)	$49	0.97%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 287,480,000
Holdings Count | Holdings	64
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$287.48M
Total number of portfolio holdings	64

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Composition by maturity, in days (% of net assets)
Invesco V.I. U.S. Government Money Portfolio Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. U.S. Government Money Portfolio
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. U.S. Government Money Portfolio (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. U.S. Government Money Portfolio (Series I)	$ 36	0.72%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 287,480,000
Holdings Count | Holdings	64
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$287.48M
Total number of portfolio holdings	64

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024 . Composition by maturity, in days (% of net assets)
Invesco V.I. Technology Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Technology Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Technology Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Technology Fund (Series II)	$67	1.23%
*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.23%	[1]
Net Assets	$ 195,290,000
Holdings Count | Holdings	61
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$195.29M
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
NVIDIA Corp.	9.66%
Apple, Inc.	6.46%
Microsoft Corp.	6.44%
Broadcom, Inc.	4.52%
Amazon.com, Inc.	4.31%
Alphabet, Inc., Class A	3.94%
Meta Platforms, Inc., Class A	3.56%
Lam Research Corp.	2.91%
ASML Holding N.V., New York Shares	2.58%
Arista Networks, Inc.	2.48%
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
NVIDIA Corp.	9.66%
Apple, Inc.	6.46%
Microsoft Corp.	6.44%
Broadcom, Inc.	4.52%
Amazon.com, Inc.	4.31%
Alphabet, Inc., Class A	3.94%
Meta Platforms, Inc., Class A	3.56%
Lam Research Corp.	2.91%
ASML Holding N.V., New York Shares	2.58%
Arista Networks, Inc.	2.48%

Invesco V.I. Technology Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Technology Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Technology Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Technology Fund (Series I)	$54	0.98%
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.98%	[1]
Net Assets	$ 195,290,000
Holdings Count | Holdings	61
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$195.29M
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
NVIDIA Corp.	9.66%
Apple, Inc.	6.46%
Microsoft Corp.	6.44%
Broadcom, Inc.	4.52%
Amazon.com, Inc.	4.31%
Alphabet, Inc., Class A	3.94%
Meta Platforms, Inc., Class A	3.56%
Lam Research Corp.	2.91%
ASML Holding N.V., New York Shares	2.58%
Arista Networks, Inc.	2.48%
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
NVIDIA Corp.	9.66%
Apple, Inc.	6.46%
Microsoft Corp.	6.44%
Broadcom, Inc.	4.52%
Amazon.com, Inc.	4.31%
Alphabet, Inc., Class A	3.94%
Meta Platforms, Inc., Class A	3.56%
Lam Research Corp.	2.91%
ASML Holding N.V., New York Shares	2.58%
Arista Networks, Inc.	2.48%

Invesco V.I. Small Cap Equity Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Small Cap Equity Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Small Cap Equity Fund (Series II)	$63	1.24%
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%	[1]
Net Assets	$ 216,550,000
Holdings Count | Holdings	97
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$216.55M
Total number of portfolio holdings	97
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June
30
, 2024.
Top ten holdings* (% of net
assets
)
Tenet Healthcare Corp.	2.37%
Sprouts Farmers Market, Inc.	2.03%
Taylor Morrison Home Corp., Class A	2.02%
Summit Materials, Inc., Class A	1.84%
Piper Sandler Cos.	1.73%
Applied Industrial Technologies, Inc.	1.68%
ITT, Inc.	1.67%
Ollie's Bargain Outlet Holdings, Inc.	1.55%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.50%
*Excluding money market fund holdings, if any.
Sector allocation (% of
net
assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net
assets
)
Tenet Healthcare Corp.	2.37%
Sprouts Farmers Market, Inc.	2.03%
Taylor Morrison Home Corp., Class A	2.02%
Summit Materials, Inc., Class A	1.84%
Piper Sandler Cos.	1.73%
Applied Industrial Technologies, Inc.	1.68%
ITT, Inc.	1.67%
Ollie's Bargain Outlet Holdings, Inc.	1.55%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.50%
*Excluding money market fund holdings, if any.

Invesco V.I. Small Cap Equity Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Small Cap Equity Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Small Cap Equity Fund (Series I)	$51	0.99%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 216,550,000
Holdings Count | Holdings	97
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$216.55M
Total number of portfolio holdings	97
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	2.37%
Sprouts Farmers Market, Inc.	2.03%
Taylor Morrison Home Corp., Class A	2.02%
Summit Materials, Inc., Class A	1.84%
Piper Sandler Cos.	1.73%
Applied Industrial Technologies, Inc.	1.68%
ITT, Inc.	1.67%
Ollie's Bargain Outlet Holdings, Inc.	1.55%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.50%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	2.37%
Sprouts Farmers Market, Inc.	2.03%
Taylor Morrison Home Corp., Class A	2.02%
Summit Materials, Inc., Class A	1.84%
Piper Sandler Cos.	1.73%
Applied Industrial Technologies, Inc.	1.68%
ITT, Inc.	1.67%
Ollie's Bargain Outlet Holdings, Inc.	1.55%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.50%
*Excluding money market fund holdings, if any.

Invesco® V.I. S&P 500 Buffer Fund - September Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - September
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - September (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - September (Series II)	$49	0.95%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 36,720,000
Holdings Count | Holdings	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 36.72M
Total number of portfolio holdings	7
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments)
Invesco® V.I. S&P 500 Buffer Fund - September Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - September
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - September (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com /reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - September (Series I)	$36	0.70%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 36,720,000
Holdings Count | Holdings	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$36.72M
Total number of portfolio holdings	7
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments )
Invesco® V.I. S&P 500 Buffer Fund - March Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - March
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - March (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $
10,000
investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - March (Series II)	$49	0.95%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 34,130,000
Holdings Count | Holdings	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$34.13M
Total number of portfolio holdings	7
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below show the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments )
Invesco® V.I. S&P 500 Buffer Fund - March Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - March
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - March (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $
10,000
investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - March (Series I)	$36	0.70%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 34,130,000
Holdings Count | Holdings	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$34.13M
Total number of portfolio holdings	7
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below show the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments )
Invesco® V.I. S&P 500 Buffer Fund – June Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund – June
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund – June (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six
Months?
(Based on a hypothetical $10,000 investment)
Fund ( Class )	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund – June (Series II)	$49	0.95%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 23,440,000
Holdings Count | Holdings	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$23.44M
Total number of portfolio holdings	7
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024 . Security type allocation (% of total investments )
Invesco® V.I. S&P 500 Buffer Fund – June Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund – June
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund – June (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $
10,000
investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund – June (Series I)	$36	0.70%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 23,440,000
Holdings Count | Holdings	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$23.44M
Total number of portfolio holdings	7
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments )
Invesco® V.I. S&P 500 Buffer Fund - December Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - December
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - December (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $
10,000
investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - December (Series II)	$49	0.95%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 33,110,000
Holdings Count | Holdings	11
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$33.11M
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below show the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments )
Invesco® V.I. S&P 500 Buffer Fund - December Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - December
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - December (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. S&P 500 Buffer Fund - December (Series I)	$36	0.70%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 33,110,000
Holdings Count | Holdings	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30 , 2024)
Fund net assets	$33.11M
Total number of portfolio holdings	7
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments )
Invesco® V.I. Nasdaq 100 Buffer Fund - September Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. Nasdaq 100 Buffer Fund - September
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. Nasdaq 100 Buffer Fund - September (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $
10,000
investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. Nasdaq 100 Buffer Fund - September (Series II)	$49	0.95%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 9,940,000
Holdings Count | Holdings	11
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund ? (as of June 30, 2024)
Fund net assets	$9.94M
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments )
Invesco® V.I. Nasdaq 100 Buffer Fund - September Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. Nasdaq 100 Buffer Fund - September
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. Nasdaq 100 Buffer Fund - September (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. Nasdaq 100 Buffer Fund - September (Series I)	$36	0.70%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 9,940,000
Holdings Count | Holdings	11
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30 , 2024)
Fund net assets	$9.94M
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments )
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. Nasdaq 100 Buffer Fund - March
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. Nasdaq 100 Buffer Fund - March (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. Nasdaq 100 Buffer Fund - March (Series II)	$49	0.95%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 12,150,000
Holdings Count | Holdings	11
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$12.15M
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments )
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. Nasdaq 100 Buffer Fund - March
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. Nasdaq 100 Buffer Fund - March (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. Nasdaq 100 Buffer Fund - March (Series I)	$36	0.70%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 12,150,000
Holdings Count | Holdings	11
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$12.15M
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments )
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. Nasdaq 100 Buffer Fund - June
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. Nasdaq 100 Buffer Fund - June (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. Nasdaq 100 Buffer Fund - June (Series II)	$49	0.95%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 10,380,000
Holdings Count | Holdings	11
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024 )
Fund net assets	$10.38M
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments )
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. Nasdaq 100 Buffer Fund - June
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. Nasdaq 100 Buffer Fund - June (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. Nasdaq 100 Buffer Fund - June (Series I)	$36	0.70%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 10,380,000
Holdings Count | Holdings	11
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024 )
Fund net assets	$10.38M
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments )
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. Nasdaq 100 Buffer Fund - December
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. Nasdaq 100 Buffer Fund - December (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The
Last
Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. Nasdaq 100 Buffer Fund - December (Series II)	$50	0.95%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 11,880,000
Holdings Count | Holdings	11
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024 )
Fund net assets	$11.88M
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments )
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. Nasdaq 100 Buffer Fund - December
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ® V.I. Nasdaq 100 Buffer Fund - December (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ® V.I. Nasdaq 100 Buffer Fund - December (Series I)	$37	0.70%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 11,880,000
Holdings Count | Holdings	11
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024 )
Fund net assets	$11.88M
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments)
Invesco V.I. Main Street Small Cap Fund® Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Small Cap Fund®
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Main Street Small Cap Fund ® (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six
Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Small Cap Fund ® (Series II)	$57	1.14%
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%	[1]
Net Assets	$ 862,500,000
Holdings Count | Holdings	101
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024 )
Fund net assets	$862.50M
Total number of portfolio holdings	101
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.12%
Summit Materials, Inc., Class A	1.93%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.71%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.52%
*Excluding money market fund holdings, If any.
Sector allocation (% of net
assets
)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.12%
Summit Materials, Inc., Class A	1.93%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.71%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.52%
*Excluding money market fund holdings, If any.

Invesco V.I. Main Street Small Cap Fund® Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Small Cap Fund®
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Main Street Small Cap Fund ® (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Small Cap Fund ® (Series I)	$45	0.89%
*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 862,500,000
Holdings Count | Holdings	101
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024 )
Fund net assets	$862.50M
Total number of portfolio holdings	101
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.12%
Summit Materials, Inc., Class A	1.93%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.71%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.52%
*Excluding money market fund holdings, If any .
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
ADMA Biologics, Inc.	2.12%
Summit Materials, Inc., Class A	1.93%
Atkore, Inc.	1.91%
Itron, Inc.	1.72%
MACOM Technology Solutions Holdings, Inc.	1.71%
AutoNation, Inc.	1.71%
KB Home	1.67%
Zurn Elkay Water Solutions Corp.	1.66%
Korn Ferry	1.52%
PennyMac Financial Services, Inc.	1.52%
*Excluding money market fund holdings, If any .

Invesco V.I. Main Street Mid Cap Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Mid Cap Fund®
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Main Street Mid Cap Fund ® (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Mid Cap Fund ® (Series II)	$62	1.21%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%	[1]
Net Assets	$ 198,290,000
Holdings Count | Holdings	92
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$198.29M
Total number of portfolio holdings	92
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
What Comprised The Fund's Holdings
?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.86%
Tyler Technologies, Inc.	1.80%
Raymond James Financial, Inc.	1.80%
Howmet Aerospace, Inc.	1.76%
Xylem, Inc.	1.70%
Hubbell, Inc.	1.68%
Trade Desk, Inc. (The), Class A	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.63%
Curtiss-Wright Corp.	1.62%
*Excluding money market fund holdings, If any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Tenet Healthcare Corp.	1.86%
Tyler Technologies, Inc.	1.80%
Raymond James Financial, Inc.	1.80%
Howmet Aerospace, Inc.	1.76%
Xylem, Inc.	1.70%
Hubbell, Inc.	1.68%
Trade Desk, Inc. (The), Class A	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.63%
Curtiss-Wright Corp.	1.62%
*Excluding money market fund holdings, If any.

Invesco V.I. Main Street Mid Cap Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Mid Cap Fund®
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Main Street Mid Cap Fund ® (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Mid Cap Fund ® (Series I)	$49	0.96%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 198,290,000
Holdings Count | Holdings	92
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$198.29M
Total number of portfolio holdings	92
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top Ten Holdings* (% of total net assets)
Tenet Healthcare Corp.	1.86%
Tyler Technologies, Inc.	1.80%
Raymond James Financial, Inc.	1.80%
Howmet Aerospace, Inc.	1.76%
Xylem, Inc.	1.70%
Hubbell, Inc.	1.68%
Trade Desk, Inc. (The), Class A	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.63%
Curtiss-Wright Corp.	1.62%
*Excluding money market fund holdings, If any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top Ten Holdings* (% of total net assets)
Tenet Healthcare Corp.	1.86%
Tyler Technologies, Inc.	1.80%
Raymond James Financial, Inc.	1.80%
Howmet Aerospace, Inc.	1.76%
Xylem, Inc.	1.70%
Hubbell, Inc.	1.68%
Trade Desk, Inc. (The), Class A	1.68%
TopBuild Corp.	1.64%
Marvell Technology, Inc.	1.63%
Curtiss-Wright Corp.	1.62%
*Excluding money market fund holdings, If any.

Invesco V.I. Main Street Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Fund®
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Main Street Fund ® (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Fund ® (Series II)	$56	1.05%
*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 711,540,000
Holdings Count | Holdings	67
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$711.54M
Total number of portfolio holdings	67
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of
June
30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	8.43%
NVIDIA Corp.	7.54%
Apple, Inc.	5.55%
Alphabet, Inc., Class A	4.86%
Amazon.com, Inc.	4.32%
Meta Platforms, Inc., Class A	2.92%
Exxon Mobil Corp.	2.70%
JPMorgan Chase & Co.	2.56%
Philip Morris International, Inc.	2.48%
UnitedHealth Group, Inc.	2.39%
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Microsoft Corp.	8.43%
NVIDIA Corp.	7.54%
Apple, Inc.	5.55%
Alphabet, Inc., Class A	4.86%
Amazon.com, Inc.	4.32%
Meta Platforms, Inc., Class A	2.92%
Exxon Mobil Corp.	2.70%
JPMorgan Chase & Co.	2.56%
Philip Morris International, Inc.	2.48%
UnitedHealth Group, Inc.	2.39%

Invesco V.I. Main Street Fund® Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Fund®
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Main Street Fund ® (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund
Costs
For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Fund ® (Series I)	$43	0.80%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 711,540,000
Holdings Count | Holdings	67
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$711.54M
Total number of portfolio holdings	67
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	8.43%
NVIDIA Corp.	7.54%
Apple, Inc.	5.55%
Alphabet, Inc., Class A	4.86%
Amazon.com, Inc.	4.32%
Meta Platforms, Inc., Class A	2.92%
Exxon Mobil Corp.	2.70%
JPMorgan Chase & Co.	2.56%
Philip Morris International, Inc.	2.48%
UnitedHealth Group, Inc.	2.39%
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Microsoft Corp.	8.43%
NVIDIA Corp.	7.54%
Apple, Inc.	5.55%
Alphabet, Inc., Class A	4.86%
Amazon.com, Inc.	4.32%
Meta Platforms, Inc., Class A	2.92%
Exxon Mobil Corp.	2.70%
JPMorgan Chase & Co.	2.56%
Philip Morris International, Inc.	2.48%
UnitedHealth Group, Inc.	2.39%

Invesco V.I. High Yield Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. High Yield Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. High Yield Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. High Yield Fund (Series II)	$61	1.20%
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[1]
Net Assets	$ 150,950,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$150.95M
Total number of portfolio holdings	284
Portfolio turnover rate as of the end of the reporting period	71%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	3.35
Mativ Holdings, Inc.	1.46
Allison Transmission, Inc.	1.42
Carriage Services, Inc.	1.41
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	1.41
Aethon United BR L.P./Aethon United Finance Corp.	1.21
Vistra Operations Co. LLC	1.17
Aircastle Ltd.	0.99
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.	0.99
Group 1 Automotive, Inc.	0.98
*Excluding money market fund holdings, if any.
Credit quality breakdown (% of total investments)
BBB	2.1
BB	46.6
B	38.1
CCC and below	8.0
Cash	4.9
Not Rated	0.3
**Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	3.35
Mativ Holdings, Inc.	1.46
Allison Transmission, Inc.	1.42
Carriage Services, Inc.	1.41
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	1.41
Aethon United BR L.P./Aethon United Finance Corp.	1.21
Vistra Operations Co. LLC	1.17
Aircastle Ltd.	0.99
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.	0.99
Group 1 Automotive, Inc.	0.98
*Excluding money market fund holdings, if any.

Invesco V.I. High Yield Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. High Yield Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. High Yield Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. High Yield Fund (Series I)	$48	0.95%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 150,950,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$150.95M
Total number of portfolio holdings	284
Portfolio turnover rate as of the end of the reporting period	71%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	3.35
Mativ Holdings, Inc.	1.46
Allison Transmission, Inc.	1.42
Carriage Services, Inc.	1.41
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	1.41
Aethon United BR L.P./Aethon United Finance Corp.	1.21
Vistra Operations Co. LLC	1.17
Aircastle Ltd.	0.99
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.	0.99
Group 1 Automotive, Inc.	0.98
*Excluding money market fund holdings, if any.
Credit quality breakdown** (% of total investments)
BBB	2.1
BB	46.6
B	38.1
CCC and below	8.0
Cash	4.9
Not Rated	0.3
**Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
iShares iBoxx High Yield Corporate Bond ETF	3.35
Mativ Holdings, Inc.	1.46
Allison Transmission, Inc.	1.42
Carriage Services, Inc.	1.41
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	1.41
Aethon United BR L.P./Aethon United Finance Corp.	1.21
Vistra Operations Co. LLC	1.17
Aircastle Ltd.	0.99
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.	0.99
Group 1 Automotive, Inc.	0.98
*Excluding money market fund holdings, if any.

Invesco V.I. Health Care Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Health Care Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Health Care Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Health Care Fund (Series II)	$67	1.26%
*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.26%	[1]
Net Assets	$ 188,390,000
Holdings Count | Holdings	84
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$188.39M
Total number of portfolio holdings	84
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Eli Lilly and Co.	9.91%
Boston Scientific Corp.	6.02%
UnitedHealth Group, Inc.	4.54%
McKesson Corp.	4.33%
Intuitive Surgical, Inc.	4.05%
Merck & Co., Inc.	4.03%
Vertex Pharmaceuticals, Inc.	3.68%
AstraZeneca PLC, ADR	3.65%
Danaher Corp.	3.56%
Regeneron Pharmaceuticals, Inc.	3.39%
*Excluding money market fund holdings, if any.
Country allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Eli Lilly and Co.	9.91%
Boston Scientific Corp.	6.02%
UnitedHealth Group, Inc.	4.54%
McKesson Corp.	4.33%
Intuitive Surgical, Inc.	4.05%
Merck & Co., Inc.	4.03%
Vertex Pharmaceuticals, Inc.	3.68%
AstraZeneca PLC, ADR	3.65%
Danaher Corp.	3.56%
Regeneron Pharmaceuticals, Inc.	3.39%
*Excluding money market fund holdings, if any.

Invesco V.I. Health Care Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Health Care Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Health Care Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Health Care Fund (Series I)	$ 53	1.01%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%	[1]
Net Assets	$ 188,390,000
Holdings Count | Holdings	84
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$188.39M
Total number of portfolio holdings	84
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Eli Lilly and Co.	9.91%
Boston Scientific Corp.	6.02%
UnitedHealth Group, Inc.	4.54%
McKesson Corp.	4.33%
Intuitive Surgical, Inc.	4.05%
Merck & Co., Inc.	4.03%
Vertex Pharmaceuticals, Inc.	3.68%
AstraZeneca PLC, ADR	3.65%
Danaher Corp.	3.56%
Regeneron Pharmaceuticals, Inc.	3.39%
*Excluding money market fund holdings, if any.
Country allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Eli Lilly and Co.	9.91%
Boston Scientific Corp.	6.02%
UnitedHealth Group, Inc.	4.54%
McKesson Corp.	4.33%
Intuitive Surgical, Inc.	4.05%
Merck & Co., Inc.	4.03%
Vertex Pharmaceuticals, Inc.	3.68%
AstraZeneca PLC, ADR	3.65%
Danaher Corp.	3.56%
Regeneron Pharmaceuticals, Inc.	3.39%
*Excluding money market fund holdings, if any.

Invesco V.I. Growth and Income Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Growth and Income Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Growth and Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Growth and Income Fund (Series II)	$52	1.01%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[1]
Net Assets	$ 1,309,250,000
Holdings Count | Holdings	113
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024 )
Fund net assets	$1,309.25M
Total number of portfolio holdings	113
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Bank of America Corp.	3.40%
Wells Fargo & Co.	3.39%
Alphabet, Inc., Class A	2.50%
Exxon Mobil Corp.	2.37%
CBRE Group, Inc., Class A	2.11%
Amazon.com, Inc.	2.11%
Johnson & Johnson	2.02%
Johnson Controls International PLC	2.01%
Parker-Hannifin Corp.	1.91%
Oracle Corp.	1.84%
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Bank of America Corp.	3.40%
Wells Fargo & Co.	3.39%
Alphabet, Inc., Class A	2.50%
Exxon Mobil Corp.	2.37%
CBRE Group, Inc., Class A	2.11%
Amazon.com, Inc.	2.11%
Johnson & Johnson	2.02%
Johnson Controls International PLC	2.01%
Parker-Hannifin Corp.	1.91%
Oracle Corp.	1.84%

Invesco V.I. Growth and Income Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Growth and Income Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Growth and Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Growth and Income Fund (Series I)	$39	0.76%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 1,309,250,000
Holdings Count | Holdings	113
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,309.25M
Total number of portfolio holdings	113
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Bank of America Corp.	3.40%
Wells Fargo & Co.	3.39%
Alphabet, Inc., Class A	2.50%
Exxon Mobil Corp.	2.37%
CBRE Group, Inc., Class A	2.11%
Amazon.com, Inc.	2.11%
Johnson & Johnson	2.02%
Johnson Controls International PLC	2.01%
Parker-Hannifin Corp.	1.91%
Oracle Corp.	1.84%
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Bank of America Corp.	3.40%
Wells Fargo & Co.	3.39%
Alphabet, Inc., Class A	2.50%
Exxon Mobil Corp.	2.37%
CBRE Group, Inc., Class A	2.11%
Amazon.com, Inc.	2.11%
Johnson & Johnson	2.02%
Johnson Controls International PLC	2.01%
Parker-Hannifin Corp.	1.91%
Oracle Corp.	1.84%

Invesco V.I. Government Securities Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Government Securities Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Government Securities Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Securities Fund (Series II)	$47	0.95%
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 329,820,000
Holdings Count | Holdings	439
Investment Company, Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$329.82M
Total number of portfolio holdings	439
Portfolio turnover rate as of the end of the reporting period	147%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments)
Invesco V.I. Government Securities Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Government Securities Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Government Securities Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Securities Fund (Series I)	$35	0.70%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 329,820,000
Holdings Count | Holdings	439
Investment Company, Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$329.82M
Total number of portfolio holdings	439
Portfolio turnover rate as of the end of the reporting period	147%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security type allocation (% of total investments)
Invesco V.I. Government Money Market Fund (Series II)
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Government Money Market Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Government Money Market Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Money Market Fund (Series II)	$31	0.61%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 886,330,000
Holdings Count | Holdings	68
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$886.33M
Total number of portfolio holdings	68

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Composition by maturity, in days (% of net assets)
Invesco V.I. Government Money Market Fund (Series I)
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Government Money Market Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Government Money Market Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Money Market Fund (Series I)	$18	0.36%
Annualized.
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 886,330,000
Holdings Count | Holdings	68
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$886.33M
Total number of portfolio holdings	68

Holdings [Text Block]	What Comprised The Fund's Holdings? The table below shows the investment makeup of the Fund as of June 30, 2024. Composition by maturity, in days (% of net assets)
Invesco V.I. Global Strategic Income Fund (Series II)
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Strategic Income Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Strategic Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Strategic Income Fund (Series II)	$60	1.20%
Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[1]
Net Assets	$ 693,770,000
Holdings Count | Holdings	874
Investment Company, Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$693.77M
Total number of portfolio holdings	874
Portfolio turnover rate as of the end of the reporting period	108%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security Type Allocation (% of net assets)
Invesco V.I. Global Strategic Income Fund (Series I)
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Strategic Income Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Strategic Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Strategic Income Fund (Series I)	$47	0.95%
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 693,770,000
Holdings Count | Holdings	874
Investment Company, Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$693.77M
Total numb er of portfolio holdings	874
Portfolio turnover rate as of the end of the reporting period	108%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security Type Allocation (% of net assets)
Invesco V.I. Global Real Estate Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Real Estate Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Real Estate Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000
investment
)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Real Estate Fund (Series II)	$65	1.33%
*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.33%	[1]
Net Assets	$ 107,560,000
Holdings Count | Holdings	72
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$107.56M
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the
Fund
as of
June
30, 2024.
Top ten holdings (% of net assets)
Equinix, Inc.	7.22%
Welltower, Inc.	5.78%
Extra Space Storage, Inc.	5.52%
Rexford Industrial Realty, Inc.	3.83%
Equity Residential	3.78%
Alexandria Real Estate Equities, Inc.	3.63%
Healthpeak Properties, Inc.	3.55%
Camden Property Trust	3.24%
Invitation Homes, Inc.	3.17%
Realty Income Corp.	2.95%
Country allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Equinix, Inc.	7.22%
Welltower, Inc.	5.78%
Extra Space Storage, Inc.	5.52%
Rexford Industrial Realty, Inc.	3.83%
Equity Residential	3.78%
Alexandria Real Estate Equities, Inc.	3.63%
Healthpeak Properties, Inc.	3.55%
Camden Property Trust	3.24%
Invitation Homes, Inc.	3.17%
Realty Income Corp.	2.95%

Invesco V.I. Global Real Estate Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Real Estate Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Real Estate Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Real Estate Fund (Series I)	$53	1.08%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%	[1]
Net Assets	$ 107,560,000
Holdings Count | Holdings	72
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$107.56M
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	52%

Holdings [Text Block]
What Comprised The Fund's H
oldi
ngs?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Equinix, Inc.	7.22%
Welltower, Inc.	5.78%
Extra Space Storage, Inc.	5.52%
Rexford Industrial Realty, Inc.	3.83%
Equity Residential	3.78%
Alexandria Real Estate Equities, Inc.	3.63%
Healthpeak Properties, Inc.	3.55%
Camden Property Trust	3.24%
Invitation Homes, Inc.	3.17%
Realty Income Corp.	2.95%
Country allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Equinix, Inc.	7.22%
Welltower, Inc.	5.78%
Extra Space Storage, Inc.	5.52%
Rexford Industrial Realty, Inc.	3.83%
Equity Residential	3.78%
Alexandria Real Estate Equities, Inc.	3.63%
Healthpeak Properties, Inc.	3.55%
Camden Property Trust	3.24%
Invitation Homes, Inc.	3.17%
Realty Income Corp.	2.95%

Invesco V.I. Global Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Fund (Series II)	$57	1.07%
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.07%	[1]
Net Assets	$ 2,164,070,000.00
Holdings Count | Holdings	65
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$2,164.07M
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Alphabet, Inc., Class A	12.07%
Meta Platforms, Inc., Class A	8.26%
Novo Nordisk A/S, Class B	5.46%
Analog Devices, Inc.	5.10%
DLF Ltd.	4.86%
Intuit, Inc.	4.16%
S&P Global, Inc.	3.68%
LVMH Moet Hennessy Louis Vuitton SE	3.55%
Airbus SE	3.43%
NVIDIA Corp.	3.28%
Country allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Alphabet, Inc., Class A	12.07%
Meta Platforms, Inc., Class A	8.26%
Novo Nordisk A/S, Class B	5.46%
Analog Devices, Inc.	5.10%
DLF Ltd.	4.86%
Intuit, Inc.	4.16%
S&P Global, Inc.	3.68%
LVMH Moet Hennessy Louis Vuitton SE	3.55%
Airbus SE	3.43%
NVIDIA Corp.	3.28%

Invesco V.I. Global Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Fund (Series I)	$44	0.82%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 2,164,070,000.00
Holdings Count | Holdings	65
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$2,164.07M
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Alphabet, Inc., Class A	12.07%
Meta Platforms, Inc., Class A	8.26%
Novo Nordisk A/S, Class B	5.46%
Analog Devices, Inc.	5.10%
DLF Ltd.	4.86%
Intuit, Inc.	4.16%
S&P Global, Inc.	3.68%
LVMH Moet Hennessy Louis Vuitton SE	3.55%
Airbus SE	3.43%
NVIDIA Corp.	3.28%
Country allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Alphabet, Inc., Class A	12.07%
Meta Platforms, Inc., Class A	8.26%
Novo Nordisk A/S, Class B	5.46%
Analog Devices, Inc.	5.10%
DLF Ltd.	4.86%
Intuit, Inc.	4.16%
S&P Global, Inc.	3.68%
LVMH Moet Hennessy Louis Vuitton SE	3.55%
Airbus SE	3.43%
NVIDIA Corp.	3.28%

INVESCO V.I. GLOBAL CORE EQUITY FUND Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Core Equity Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Core Equity Fund (Series II)	$65	1.24%
*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%	[1]
Net Assets	$ 66,100,000
Holdings Count | Holdings	60
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$66.10M
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	6.19%
Amazon.com, Inc.	3.66%
Apple, Inc.	3.04%
3i Group PLC	2.86%
UnitedHealth Group, Inc.	2.73%
Berkshire Hathaway, Inc., Class B	2.59%
Constellation Software, Inc.	2.52%
Coca-Cola Co. (The)	2.39%
Alphabet, Inc., Class A	2.38%
Old Dominion Freight Line, Inc.	2.37%
Country allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Microsoft Corp.	6.19%
Amazon.com, Inc.	3.66%
Apple, Inc.	3.04%
3i Group PLC	2.86%
UnitedHealth Group, Inc.	2.73%
Berkshire Hathaway, Inc., Class B	2.59%
Constellation Software, Inc.	2.52%
Coca-Cola Co. (The)	2.39%
Alphabet, Inc., Class A	2.38%
Old Dominion Freight Line, Inc.	2.37%

Invesco V.I. Global Core Equity Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Core Equity Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Core Equity Fund (Series I)	$52	0.99%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 66,100,000
Holdings Count | Holdings	60
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$66.10M
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	6.19%
Amazon.com, Inc.	3.66%
Apple, Inc.	3.04%
3i Group PLC	2.86%
UnitedHealth Group, Inc.	2.73%
Berkshire Hathaway, Inc., Class B	2.59%
Constellation Software, Inc.	2.52%
Coca-Cola Co. (The)	2.39%
Alphabet, Inc., Class A	2.38%
Old Dominion Freight Line, Inc.	2.37%
Country allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Microsoft Corp.	6.19%
Amazon.com, Inc.	3.66%
Apple, Inc.	3.04%
3i Group PLC	2.86%
UnitedHealth Group, Inc.	2.73%
Berkshire Hathaway, Inc., Class B	2.59%
Constellation Software, Inc.	2.52%
Coca-Cola Co. (The)	2.39%
Alphabet, Inc., Class A	2.38%
Old Dominion Freight Line, Inc.	2.37%

INVESCO V.I. EQV International Equity Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. EQV International Equity Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. EQV International Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. EQV International Equity Fund (Series II)	$60	1.19%
*	Annualized.
[1]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%	[1]
Net Assets	$ 1,201,200,000
Holdings Count | Holdings	71
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,201.20M
Total number of portfolio holdings	71
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.70%
Investor AB, Class B	3.27%
Novo Nordisk A/S, Class B	3.26%
RELX PLC	2.85%
ICON PLC	2.41%
Broadcom, Inc.	2.32%
HDFC Bank Ltd., ADR	2.31%
CGI, Inc., Class A	2.21%
ASML Holding N.V.	2.19%
Schneider Electric SE	2.09%
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.70%
Investor AB, Class B	3.27%
Novo Nordisk A/S, Class B	3.26%
RELX PLC	2.85%
ICON PLC	2.41%
Broadcom, Inc.	2.32%
HDFC Bank Ltd., ADR	2.31%
CGI, Inc., Class A	2.21%
ASML Holding N.V.	2.19%
Schneider Electric SE	2.09%

Invesco V.I. EQV International Equity Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. EQV International Equity Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. EQV International Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. EQV International Equity Fund (Series I)	$47	0.94%
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[1]
Net Assets	$ 1,201,200,000
Holdings Count | Holdings	71
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The F un d? (as of June 30, 2024)
Fund net assets	$ 1,201.20M
Total number of portfolio holdings	71
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.70%
Investor AB, Class B	3.27%
Novo Nordisk A/S, Class B	3.26%
RELX PLC	2.85%
ICON PLC	2.41%
Broadcom, Inc.	2.32%
HDFC Bank Ltd., ADR	2.31%
CGI, Inc., Class A	2.21%
ASML Holding N.V.	2.19%
Schneider Electric SE	2.09%
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.70%
Investor AB, Class B	3.27%
Novo Nordisk A/S, Class B	3.26%
RELX PLC	2.85%
ICON PLC	2.41%
Broadcom, Inc.	2.32%
HDFC Bank Ltd., ADR	2.31%
CGI, Inc., Class A	2.21%
ASML Holding N.V.	2.19%
Schneider Electric SE	2.09%

INVESCO V.I. EQUITY AND INCOME FUND Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Equity and Income Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Equity and Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equity and Income Fund (Series II)	$42	0.82%
*	Annualized.
[1]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 1,346,040,000.00
Holdings Count | Holdings	1,298
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,346.04M
Total number of portfolio holdings	1,298
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Wells Fargo & Co.	2.32
U.S. Treasury Notes, 4.63%, 06/15/2027	2.28
Bank of America Corp.	2.15
U.S. Treasury Notes, 4.88%, 05/31/2026	2.12
Alphabet, Inc.	1.96
Amazon.com, Inc.	1.74
U.S. Treasury Notes, 4.63%, 05/31/2031	1.70
Exxon Mobil Corp.	1.69
Parker-Hannifin Corp.	1.28
Johnson Controls International PLC	1.24
*Excluding money market fund holdings, if any.
Security Type Allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Wells Fargo & Co.	2.32
U.S. Treasury Notes, 4.63%, 06/15/2027	2.28
Bank of America Corp.	2.15
U.S. Treasury Notes, 4.88%, 05/31/2026	2.12
Alphabet, Inc.	1.96
Amazon.com, Inc.	1.74
U.S. Treasury Notes, 4.63%, 05/31/2031	1.70
Exxon Mobil Corp.	1.69
Parker-Hannifin Corp.	1.28
Johnson Controls International PLC	1.24
*Excluding money market fund holdings, if any.

Invesco V.I. Equity and Income Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Equity and Income Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Equity and Income Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equity and Income Fund (Series I)	$29	0.57%
*	Annualized.
[1]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 1,346,040,000.00
Holdings Count | Holdings	1,298
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,346.04M
Total number of portfolio holdings	1,298
Portfolio turnover rate as of the end of the reporting period	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Wells Fargo & Co.	2.32
U.S. Treasury Notes, 4.63%, 06/15/2027	2.28
Bank of America Corp.	2.15
U.S. Treasury Notes, 4.88%, 05/31/2026	2.12
Alphabet, Inc.	1.96
Amazon.com, Inc.	1.74
U.S. Treasury Notes, 4.63%, 05/31/2031	1.70
Exxon Mobil Corp.	1.69
Parker-Hannifin Corp.	1.28
Johnson Controls International PLC	1.24
*Excluding money market fund holdings, if any.
Security Type Allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Wells Fargo & Co.	2.32
U.S. Treasury Notes, 4.63%, 06/15/2027	2.28
Bank of America Corp.	2.15
U.S. Treasury Notes, 4.88%, 05/31/2026	2.12
Alphabet, Inc.	1.96
Amazon.com, Inc.	1.74
U.S. Treasury Notes, 4.63%, 05/31/2031	1.70
Exxon Mobil Corp.	1.69
Parker-Hannifin Corp.	1.28
Johnson Controls International PLC	1.24
*Excluding money market fund holdings, if any.

INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Equally-Weighted S&P 500 Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	$ 30	0.59%
[1]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 485,570,000
Holdings Count | Holdings	509
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$485.57M
Total number of portfolio holdings	509
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Carnival Corp.	0.24%
FedEx Corp.	0.24%
Norwegian Cruise Line Holdings Ltd.	0.22%
Synchrony Financial	0.22%
Baker Hughes Co., Class A	0.22%
MGM Resorts International	0.22%
Tesla, Inc.	0.22%
Salesforce, Inc.	0.22%
Intuit, Inc.	0.22%
Caesars Entertainment, Inc.	0.22%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Carnival Corp.	0.24%
FedEx Corp.	0.24%
Norwegian Cruise Line Holdings Ltd.	0.22%
Synchrony Financial	0.22%
Baker Hughes Co., Class A	0.22%
MGM Resorts International	0.22%
Tesla, Inc.	0.22%
Salesforce, Inc.	0.22%
Intuit, Inc.	0.22%
Caesars Entertainment, Inc.	0.22%
*Excluding money market fund holdings, if any.

INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Equally-Weighted S&P 500 Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)	$ 17	0.34%
[1]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 485,570,000
Holdings Count | Holdings	509
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$485.57M
Total number of portfolio holdings	509
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Carnival Corp.	0.24%
FedEx Corp.	0.24%
Norwegian Cruise Line Holdings Ltd.	0.22%
Synchrony Financial	0.22%
Baker Hughes Co., Class A	0.22%
MGM Resorts International	0.22%
Tesla, Inc.	0.22%
Salesforce, Inc.	0.22%
Intuit, Inc.	0.22%
Caesars Entertainment, Inc.	0.22%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Carnival Corp.	0.24%
FedEx Corp.	0.24%
Norwegian Cruise Line Holdings Ltd.	0.22%
Synchrony Financial	0.22%
Baker Hughes Co., Class A	0.22%
MGM Resorts International	0.22%
Tesla, Inc.	0.22%
Salesforce, Inc.	0.22%
Intuit, Inc.	0.22%
Caesars Entertainment, Inc.	0.22%
*Excluding money market fund holdings, if any.

Invesco V.I. Diversified Dividend Fund Series II [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Diversified Dividend Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Diversified Dividend Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Diversified Dividend Fund (Series II)	$ 50	0.97%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 436,590,000
Holdings Count | Holdings	81
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$436.59M
Total number of portfolio holdings	81
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
JPMorgan Chase & Co.	3.36%
Walmart, Inc.	3.17%
Chevron Corp.	2.94%
Microsoft Corp.	2.53%
Merck & Co., Inc.	2.47%
Wells Fargo & Co.	2.46%
Analog Devices, Inc.	2.41%
Philip Morris International, Inc.	2.39%
Johnson & Johnson	2.20%
Morgan Stanley	2.01%
*Excluding money market fund holdings, if any.

Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
JPMorgan Chase & Co.	3.36%
Walmart, Inc.	3.17%
Chevron Corp.	2.94%
Microsoft Corp.	2.53%
Merck & Co., Inc.	2.47%
Wells Fargo & Co.	2.46%
Analog Devices, Inc.	2.41%
Philip Morris International, Inc.	2.39%
Johnson & Johnson	2.20%
Morgan Stanley	2.01%
*Excluding money market fund holdings, if any.

Invesco V.I. Diversified Dividend Fund Series I [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Diversified Dividend Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Diversified Dividend Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Diversified Dividend Fund (Series I)	$ 37	0.72%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 436,590,000
Holdings Count | Holdings	81
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$436.59M
Total number of portfolio holdings	81
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
JPMorgan Chase & Co.	3.36%
Walmart, Inc.	3.17%
Chevron Corp.	2.94%
Microsoft Corp.	2.53%
Merck & Co., Inc.	2.47%
Wells Fargo & Co.	2.46%
Analog Devices, Inc.	2.41%
Philip Morris International, Inc.	2.39%
Johnson & Johnson	2.20%
Morgan Stanley	2.01%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
JPMorgan Chase & Co.	3.36%
Walmart, Inc.	3.17%
Chevron Corp.	2.94%
Microsoft Corp.	2.53%
Merck & Co., Inc.	2.47%
Wells Fargo & Co.	2.46%
Analog Devices, Inc.	2.41%
Philip Morris International, Inc.	2.39%
Johnson & Johnson	2.20%
Morgan Stanley	2.01%
*Excluding money market fund holdings, if any.

Invesco V.I. Discovery Mid Cap Growth Fund Series II [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Discovery Mid Cap Growth Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Discovery Mid Cap Growth Fund (Series II)	$ 59	1.12%
*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 886,090,000.00
Holdings Count | Holdings	89
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$886.09M
Total number of portfolio holdings	89
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Monolithic Power Systems, Inc.	2.61%
TransDigm Group, Inc.	2.42%
Hilton Worldwide Holdings, Inc.	2.08%
Ares Management Corp., Class A	2.08%
Tenet Healthcare Corp.	2.02%
Targa Resources Corp.	1.97%
Trade Desk, Inc. (The), Class A	1.97%
Trane Technologies PLC	1.88%
ICON PLC	1.85%
Diamondback Energy, Inc .	1.82%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Monolithic Power Systems, Inc.	2.61%
TransDigm Group, Inc.	2.42%
Hilton Worldwide Holdings, Inc.	2.08%
Ares Management Corp., Class A	2.08%
Tenet Healthcare Corp.	2.02%
Targa Resources Corp.	1.97%
Trade Desk, Inc. (The), Class A	1.97%
Trane Technologies PLC	1.88%
ICON PLC	1.85%
Diamondback Energy, Inc .	1.82%
*Excluding money market fund holdings, if any.

Invesco V.I. Discovery Mid Cap Growth Fund Series I [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Discovery Mid Cap Growth Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	$ 46	0.87%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%	[1]
Net Assets	$ 886,090,000.00
Holdings Count | Holdings	89
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 886.09M
Total number of portfolio holdings	89
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June
30
,
2024
.
Top ten holdings* (% of net assets)
Monolithic Power Systems, Inc.	2.61%
TransDigm Group, Inc.	2.42%
Hilton Worldwide Holdings, Inc.	2.08%
Ares Management Corp., Class A	2.08%
Tenet Healthcare Corp.	2.02%
Targa Resources Corp.	1.97%
Trade Desk, Inc. (The), Class A	1.97%
Trane Technologies PLC	1.88%
ICON PLC	1.85%
Diamondback Energy, Inc.	1.82%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Monolithic Power Systems, Inc.	2.61%
TransDigm Group, Inc.	2.42%
Hilton Worldwide Holdings, Inc.	2.08%
Ares Management Corp., Class A	2.08%
Tenet Healthcare Corp.	2.02%
Targa Resources Corp.	1.97%
Trade Desk, Inc. (The), Class A	1.97%
Trane Technologies PLC	1.88%
ICON PLC	1.85%
Diamondback Energy, Inc.	1.82%
*Excluding money market fund holdings, if any.

Invesco V.I. Core Plus Bond Fund Series II [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Core Plus Bond Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Core Plus Bond Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Plus Bond Fund (Series II)	$42	0.85%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 135,090,000.00
Holdings Count | Holdings	1,139
Investment Company, Portfolio Turnover	222.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$135.09M
Total number of portfolio holdings	1,139
Portfolio turnover rate as of the end of the reporting period	222%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security Type Allocation (% of net assets)
Invesco V.I. Core Plus Bond Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Core Plus Bond Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Core Plus Bond Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Plus Bond Fund (Series I)	$30	0.60%
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 135,090,000.00
Holdings Count | Holdings	1,139
Investment Company, Portfolio Turnover	222.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$135.09M
Total number of portfolio holdings	1,139
Portfolio turnover rate as of the end of the reporting period	222%

Holdings [Text Block]	What Comprised The Fund's Holdings? The chart below shows the investment makeup of the Fund as of June 30, 2024. Security Type Allocation (% of net assets)
Invesco V.I. Core Equity Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Core Equity Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Core Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Equity Fund (Series II)	$57	1.07%
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.07%	[1]
Net Assets	$ 684,530,000
Holdings Count | Holdings	72
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$684.53M
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	8.39%
NVIDIA Corp.	7.44%
Amazon.com, Inc.	5.20%
Apple, Inc.	5.05%
Alphabet, Inc., Class A	3.84%
Meta Platforms, Inc., Class A	3.12%
JPMorgan Chase & Co.	2.83%
Eli Lilly and Co.	2.29%
Procter & Gamble Co. ( The )	2.01%
Chevron Corp.	1.88%
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Microsoft Corp.	8.39%
NVIDIA Corp.	7.44%
Amazon.com, Inc.	5.20%
Apple, Inc.	5.05%
Alphabet, Inc., Class A	3.84%
Meta Platforms, Inc., Class A	3.12%
JPMorgan Chase & Co.	2.83%
Eli Lilly and Co.	2.29%
Procter & Gamble Co. ( The )	2.01%
Chevron Corp.	1.88%

Invesco V.I. Core Equity Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Core Equity Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Core Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Equity Fund (Series I)	$ 44	0.82%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 684,530,000
Holdings Count | Holdings	72
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$684.53M
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show
the
investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	8.39%
NVIDIA Corp.	7.44%
Amazon.com, Inc.	5.20%
Apple, Inc.	5.05%
Alphabet, Inc., Class A	3.84%
Meta Platforms, Inc., Class A	3.12%
JPMorgan Chase & Co.	2.83%
Eli Lilly and Co.	2.29%
Procter & Gamble Co. (The)	2.01%
Chevron Corp.	1.88%
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Microsoft Corp.	8.39%
NVIDIA Corp.	7.44%
Amazon.com, Inc.	5.20%
Apple, Inc.	5.05%
Alphabet, Inc., Class A	3.84%
Meta Platforms, Inc., Class A	3.12%
JPMorgan Chase & Co.	2.83%
Eli Lilly and Co.	2.29%
Procter & Gamble Co. (The)	2.01%
Chevron Corp.	1.88%

Invesco V.I. Comstock Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Comstock Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Comstock Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Comstock Fund (Series II)	$ 53	1.02%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%	[1]
Net Assets	$ 1,426,440,000
Holdings Count | Holdings	95
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$1,426.44M
Total number of portfolio holdings	95
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	2.87%
Microsoft Corp.	2.82%
Philip Morris International, Inc.	2.64%
Meta Platforms, Inc., Class A	2.39%
Elevance Health, Inc.	2.35%
FedEx Corp.	2.20%
Chevron Corp.	2.15%
Alphabet, Inc., Class A	2.11%
Suncor Energy, Inc.	2.04%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	2.87%
Microsoft Corp.	2.82%
Philip Morris International, Inc.	2.64%
Meta Platforms, Inc., Class A	2.39%
Elevance Health, Inc.	2.35%
FedEx Corp.	2.20%
Chevron Corp.	2.15%
Alphabet, Inc., Class A	2.11%
Suncor Energy, Inc.	2.04%
*Excluding money market fund holdings, if any.

Invesco V.I. Comstock Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Comstock Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Comstock Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Comstock Fund (Series I)	$ 40	0.77%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 1,426,440,000
Holdings Count | Holdings	95
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 1,426.44M
Total number of portfolio holdings	95
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	2.87%
Microsoft Corp.	2.82%
Philip Morris International, Inc.	2.64%
Meta Platforms, Inc., Class A	2.39%
Elevance Health, Inc.	2.35%
FedEx Corp.	2.20%
Chevron Corp.	2.15%
Alphabet, Inc., Class A	2.11%
Suncor Energy, Inc.	2.04%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	2.87%
Microsoft Corp.	2.82%
Philip Morris International, Inc.	2.64%
Meta Platforms, Inc., Class A	2.39%
Elevance Health, Inc.	2.35%
FedEx Corp.	2.20%
Chevron Corp.	2.15%
Alphabet, Inc., Class A	2.11%
Suncor Energy, Inc.	2.04%
*Excluding money market fund holdings, if any.

Invesco V.I. Capital Appreciation Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Capital Appreciation Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Capital Appreciation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Capital Appreciation Fund (Series II)	$ 58	1.05%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 805,250,000
Holdings Count | Holdings	60
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$805.25M
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the
investment
makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
NVIDIA Corp.	10.98%
Microsoft Corp.	10.57%
Apple, Inc.	7.34%
Amazon.com, Inc.	7.23%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	3.78%
Broadcom, Inc.	3.07%
Eli Lilly and Co.	2.75%
Visa, Inc., Class A	2.17%
Mastercard, Inc., Class A	2.02%
*Excludes money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
NVIDIA Corp.	10.98%
Microsoft Corp.	10.57%
Apple, Inc.	7.34%
Amazon.com, Inc.	7.23%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	3.78%
Broadcom, Inc.	3.07%
Eli Lilly and Co.	2.75%
Visa, Inc., Class A	2.17%
Mastercard, Inc., Class A	2.02%
*Excludes money market fund holdings, if any.

Invesco V.I. Capital Appreciation Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Capital Appreciation Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Capital Appreciation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Capital Appreciation Fund (Series I)	$ 44	0.80%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 805,250,000
Holdings Count | Holdings	60
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$805.25M
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
NVIDIA Corp.	10.98%
Microsoft Corp.	10.57%
Apple, Inc.	7.34%
Amazon.com, Inc.	7.23%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	3.78%
Broadcom, Inc.	3.07%
Eli Lilly and Co.	2.75%
Visa, Inc., Class A	2.17%
Mastercard, Inc., Class A	2.02%
*Excludes money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
NVIDIA Corp.	10.98%
Microsoft Corp.	10.57%
Apple, Inc.	7.34%
Amazon.com, Inc.	7.23%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	3.78%
Broadcom, Inc.	3.07%
Eli Lilly and Co.	2.75%
Visa, Inc., Class A	2.17%
Mastercard, Inc., Class A	2.02%
*Excludes money market fund holdings, if any.

Invesco V.I. Balanced-Risk Allocation Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Balanced-Risk Allocation Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	$ 50	0.98%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[1]
Net Assets	$ 450,380,000
Holdings Count | Holdings	157
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$450.38M
Total number of portfolio holdings	157
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table below shows the investment makeup of the Fund as of June 30, 2024.
Target risk contribution and notional asset exposure weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	43.09%	59.49%
Fixed Income	16.68%	46.61%
Commodities	40.23%	32.26%
Total	100.00%	138.36%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.

Invesco V.I. Balanced-Risk Allocation Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Balanced-Risk Allocation Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	$37	0.73%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 450,380,000
Holdings Count | Holdings	157
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$450.38M
Total number of portfolio holdings	157
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table below shows the investment makeup of the Fund as of June 30, 2024.
Target risk contribution and notional asset exposure weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	43.09%	59.49%
Fixed Income	16.68%	46.61%
Commodities	40.23%	32.26%
Total	100.00%	138.36%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.

Invesco V.I. American Value Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. American Value Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. American Value Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Value Fund (Series II)	$61	1.16%
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.16%	[1]
Net Assets	$ 341,630,000
Holdings Count | Holdings	75
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$341.63M
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June
30
, 2024.
Top ten holdings* (% of net assets)
Coherent Corp.	4.06%
Vertiv Holdings Co., Class A	3.66%
Lumentum Holdings, Inc.	3.39%
NRG Energy, Inc.	3.38%
Fidelity National Information Services, Inc.	3.13%
Expedia Group, Inc.	2.80%
MasTec, Inc.	2.53%
Centene Corp.	2.48%
Freeport-McMoRan, Inc.	2.39%
KBR, Inc.	2.37%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Coherent Corp.	4.06%
Vertiv Holdings Co., Class A	3.66%
Lumentum Holdings, Inc.	3.39%
NRG Energy, Inc.	3.38%
Fidelity National Information Services, Inc.	3.13%
Expedia Group, Inc.	2.80%
MasTec, Inc.	2.53%
Centene Corp.	2.48%
Freeport-McMoRan, Inc.	2.39%
KBR, Inc.	2.37%
*Excluding money market fund holdings, if any.

Invesco V.I. American Value Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. American Value Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. American Value Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Value Fund (Series I)	$48	0.91%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 341,630,000
Holdings Count | Holdings	75
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$341.63M
Total number of portfolio holdings	75
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the
investment
makeup of the Fund as of June 30, 2024.
Top ten holdings* (% of net assets)
Coherent Corp.	4.06%
Vertiv Holdings Co., Class A	3.66%
Lumentum Holdings, Inc.	3.39%
NRG Energy, Inc.	3.38%
Fidelity National Information Services, Inc.	3.13%
Expedia Group, Inc.	2.80%
MasTec, Inc.	2.53%
Centene Corp.	2.48%
Freeport-McMoRan, Inc.	2.39%
KBR, Inc.	2.37%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
Coherent Corp.	4.06%
Vertiv Holdings Co., Class A	3.66%
Lumentum Holdings, Inc.	3.39%
NRG Energy, Inc.	3.38%
Fidelity National Information Services, Inc.	3.13%
Expedia Group, Inc.	2.80%
MasTec, Inc.	2.53%
Centene Corp.	2.48%
Freeport-McMoRan, Inc.	2.39%
KBR, Inc.	2.37%
*Excluding money market fund holdings, if any.

Invesco V.I. American Franchise Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. American Franchise Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. American Franchise Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six
Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Franchise Fund (Series II)	$61	1.11%
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 848,180,000
Holdings Count | Holdings	60
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$848.18M
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
What Comprised The Fund's Holding
s
?
The table and chart
below
show the investment makeup of the Fund as of June 30, 202
4
.
Top ten holdings* (% of net assets)
NVIDIA Corp.	11.26%
Microsoft Corp.	10.53%
Amazon.com, Inc.	7.83%
Apple, Inc.	7.42%
Alphabet, Inc., Class A	5.52%
Meta Platforms, Inc., Class A	4.15%
Broadcom, Inc.	3.14%
Eli Lilly and Co.	3.07%
Visa, Inc., Class A	3.04%
KKR & Co., Inc., Class A	2.42%
*Excludes money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
NVIDIA Corp.	11.26%
Microsoft Corp.	10.53%
Amazon.com, Inc.	7.83%
Apple, Inc.	7.42%
Alphabet, Inc., Class A	5.52%
Meta Platforms, Inc., Class A	4.15%
Broadcom, Inc.	3.14%
Eli Lilly and Co.	3.07%
Visa, Inc., Class A	3.04%
KKR & Co., Inc., Class A	2.42%
*Excludes money market fund holdings, if any.

Invesco V.I. American Franchise Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. American Franchise Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco V.I. American Franchise Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Franchise Fund (Series I)	$48	0.86%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.86%	[1]
Net Assets	$ 848,180,000
Holdings Count | Holdings	60
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$848.18M
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the
Fund
as of June
30
, 20
24
.
Top ten holdings* (% of net assets)
NVIDIA Corp.	11.26%
Microsoft Corp.	10.53%
Amazon.com, Inc.	7.83%
Apple, Inc.	7.42%
Alphabet, Inc., Class A	5.52%
Meta Platforms, Inc., Class A	4.15%
Broadcom, Inc.	3.14%
Eli Lilly and Co.	3.07%
Visa, Inc., Class A	3.04%
KKR & Co., Inc., Class A	2.42%
*Excludes money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings* (% of net assets)
NVIDIA Corp.	11.26%
Microsoft Corp.	10.53%
Amazon.com, Inc.	7.83%
Apple, Inc.	7.42%
Alphabet, Inc., Class A	5.52%
Meta Platforms, Inc., Class A	4.15%
Broadcom, Inc.	3.14%
Eli Lilly and Co.	3.07%
Visa, Inc., Class A	3.04%
KKR & Co., Inc., Class A	2.42%
*Excludes money market fund holdings, if any.

Invesco Oppenheimer V.I. International Growth Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco Oppenheimer V.I. International Growth Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Oppenheimer V.I. International Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oppenheimer V.I. International Growth Fund (Series II)	$63	1.25%
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%	[1]
Net Assets	$ 334,700,000
Holdings Count | Holdings	64
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$334.70M
Total number of portfolio holdings	64
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
What Comprised The Fund's Holdin
gs
?
The table and chart below show the investment makeup of the Fund as of June
30
, 2024.
Top ten holdings (% of net assets)
Novo Nordisk A/S, Class B	6.06%
ASML Holding N.V.	4.04%
Reliance Industries Ltd.	3.80%
Dollarama, Inc.	3.39%
London Stock Exchange Group PLC	3.02%
Epiroc AB, Class A	2.86%
Compass Group PLC	2.70%
Next PLC	2.69%
Atlas Copco AB, Class A	2.63%
Hermes International S.C.A.	2.59%
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Novo Nordisk A/S, Class B	6.06%
ASML Holding N.V.	4.04%
Reliance Industries Ltd.	3.80%
Dollarama, Inc.	3.39%
London Stock Exchange Group PLC	3.02%
Epiroc AB, Class A	2.86%
Compass Group PLC	2.70%
Next PLC	2.69%
Atlas Copco AB, Class A	2.63%
Hermes International S.C.A.	2.59%

Invesco Oppenheimer V.I. International Growth Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco Oppenheimer V.I. International Growth Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Oppenheimer V.I. International Growth Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oppenheimer V.I. International Growth Fund (Series I)	$ 50	1.00%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 334,700,000
Holdings Count | Holdings	64
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 334.70M
Total number of portfolio holdings	64
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 20
24
.
Top ten holdings (% of net assets)
Novo Nordisk A/S, Class B	6.06%
ASML Holding N.V.	4.04%
Reliance Industries Ltd.	3.80%
Dollarama, Inc.	3.39%
London Stock Exchange Group PLC	3.02%
Epiroc AB, Class A	2.86%
Compass Group PLC	2.70%
Next PLC	2.69%
Atlas Copco AB, Class A	2.63%
Hermes International S.C.A.	2.59%
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Novo Nordisk A/S, Class B	6.06%
ASML Holding N.V.	4.04%
Reliance Industries Ltd.	3.80%
Dollarama, Inc.	3.39%
London Stock Exchange Group PLC	3.02%
Epiroc AB, Class A	2.86%
Compass Group PLC	2.70%
Next PLC	2.69%
Atlas Copco AB, Class A	2.63%
Hermes International S.C.A.	2.59%

[1]	Annualized.